Income taxes (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Mar. 27, 2020	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense		$ (2.6)	$ 0.2
Effective tax rate		36.90%	20.60%
CARES Act description	The CARES Act contains several corporate income tax provisions, including making remaining alternative minimum tax credits immediately refundable; providing a 5-year carryback of net operating loss carryforwards (“NOLs”) generated in tax years 2018, 2019, and 2020, and removing the 80% taxable income limitation on utilization of those NOLs if carried back to prior tax years or utilized in tax years beginning before 2021; and temporarily liberalizing the interest deductibility rules under Section 163(j) of the Tax Cuts and Jobs Act, by raising the adjusted taxable income limitation from 30% to 50% for tax years 2019 and 2020 and giving taxpayers the election of using 2019 adjusted taxable income for purposes of computing 2020 interest deductibility.